Depreciation, amortization, shipping and handling expenses - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Disclosure of income statement [line items]
Amortization of intangible assets	[1]	¥ 64,939	$ 9,341	¥ 38,957		¥ 1,012
Depreciation of investment property		348	50	355		376
Depreciation of property, plant and equipment		516,276	74,264	492,826		450,092
Depreciation of right-of-use assets		43,129	6,204	41,458	[2]	43,127	[2]
Depreciation and amortization expenses		¥ 624,692	$ 89,859	¥ 573,596		¥ 494,607

[1]	The higher amortization charges in 2021 and 2022 are mainly due to the amortization charged on additional Technology
Know-how
recognized during the year which are transferred from Group capitalized development cost upon completion and ready for use.
[2]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.